N-2 $ in Millions	Feb. 15, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001872371
Amendment Flag	false
Securities Act File Number	814-01471
Document Type	8-K
Entity Registrant Name	OAKTREE STRATEGIC CREDIT FUND
Entity Address, Address Line One	333 S. Grand Avenue
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	213
Local Phone Number	830-6300
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On February 15, 2024 (the “
Effective Date
”), OSCF Lending IV SPV, LLC (“
OSCF Lending IV SPV
”), a wholly owned subsidiary of Oaktree Strategic Credit Fund (the “
Company
”), entered into a loan financing and servicing agreement (the “
Loan Financing and Servicing Agreement
”), among OSCF Lending IV SPV, as borrower, the Company, as servicer and equityholder, the lenders party thereto, Deutsche Bank AG, New York Branch (“
DBNY
”), as facility agent (the “
Facility Agent
”), the other agents parties thereto and Deutsche Bank National Trust Company, as collateral agent and collateral custodian, pursuant to which DBNY has agreed to extend credit to OSCF Lending IV SPV in an aggregate principal amount up to $300 million (the “
Facility Amount
”) at any one time outstanding.

Long Term Debt, Title [Text Block]	Loan Financing and Servicing Agreement
Long Term Debt, Principal	$ 300